Shareholders' Equity - Redeemable preferred shares (Details) - USD ($) $ / shares in Units, $ in Thousands					12 Months Ended
		May 03, 2021	Mar. 15, 2021	Oct. 22, 2020	Dec. 31, 2021	Dec. 31, 2020
Class of Stock [Line Items]
Preferred shares, par value per share					$ 1.00	$ 1.00
Preferred shares, shares outstanding					8,000,000	25,489,636
Underwriting discounts and commissions		$ 21,000				$ 21,300	[1]
Aggregate liquidation preference		637,000			$ 200,000	$ 637,241
Accrued dividends at redemption		$ 7,000
Series J Preferred Stock
Class of Stock [Line Items]
Preferred shares, par value per share			$ 1.00		$ 1.00
Preferred shares, shares outstanding					8,000,000
Shares issued during the period (in shares)			8,000,000
Annual dividend rate			4.875%		4.875%
Underwriting discounts and commissions			$ 6,000		$ 6,100
Aggregate liquidation preference			$ 200,000		$ 200,000
Liquidation preference per share			$ 25
Preferred shares, redemption price per share (in dollars per share)			$ 25
Preferred Stock, Call or Exercise Features			March 15, 2026
Series G 6.5% cumulative
Class of Stock [Line Items]
Preferred shares, par value per share						$ 1.00
Preferred shares, shares outstanding						6,415,264
Annual dividend rate						6.50%
Underwriting discounts and commissions	[1]					$ 5,400
Aggregate liquidation preference						$ 160,400
Preferred shares, redemption price per share (in dollars per share)		$ 25
Preferred Stock, Redemption Date		May 03, 2021
Series H 7.25% cumulative
Class of Stock [Line Items]
Preferred shares, par value per share						$ 1.00
Preferred shares, shares outstanding						11,753,798
Annual dividend rate						7.25%
Underwriting discounts and commissions	[1]					$ 9,500
Aggregate liquidation preference						$ 293,800
Preferred shares, redemption price per share (in dollars per share)		$ 25
Preferred Stock, Redemption Date		May 03, 2021
Series I 5.875% non-cumulative
Class of Stock [Line Items]
Preferred shares, par value per share						$ 1.00
Preferred shares, shares outstanding						7,320,574
Annual dividend rate						5.875%
Underwriting discounts and commissions	[1]					$ 6,400
Aggregate liquidation preference						$ 183,000
Preferred shares, redemption price per share (in dollars per share)		$ 25
Preferred Stock, Redemption Date		May 03, 2021
Series F 5.875% non-cumulative
Class of Stock [Line Items]
Underwriting discounts and commissions				$ 2,000
Aggregate liquidation preference				$ 67,000
Preferred shares, redemption price per share (in dollars per share)				$ 25
Preferred Stock, Redemption Date				Oct. 22, 2020
Shares redeemed during the period (in shares)				2,679,426
Accrued dividends at redemption				$ 1,000

[1]	Underwriting discounts and commissions represent the original amounts paid to issue Series D, E and F shares. These amounts were reallocated on a pro-rata basis between the previously issued and the newly issued series G, H and I shares as a result of the share exchange in May 2016 for $nil consideration